UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

April 30, 2024
Semiannual Report
to Shareholders
DWS Short-Term Municipal Bond Fund

Contents

3	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
37	Other Information
38	Information About Your Fund’s Expenses
40	Liquidity Risk Management
41	Advisory Agreement Board Considerations and Fee Evaluation
45	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Short-Term Municipal Bond Fund

Performance SummaryApril 30, 2024 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
Unadjusted for Sales Charge	2.92%	2.72%	1.06%	1.00%
Adjusted for the Maximum Sales Charge (max 2.25% load)	0.61%	0.41%	0.60%	0.77%
Bloomberg 1-Year General Obligation Index†	2.08%	2.56%	1.16%	1.05%
Bloomberg 3-Year (2–4) Municipal Bond Index††	2.80%	1.90%	0.99%	1.14%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.90%	1.13%	1.05%
Adjusted for the Maximum Sales Charge (max 2.25% load)		0.59%	0.67%	0.82%
Bloomberg 1-Year General Obligation Index†		2.26%	1.17%	1.05%
Bloomberg 3-Year (2–4) Municipal Bond Index††		1.80%	1.06%	1.21%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
Unadjusted for Sales Charge	2.65%	1.95%	0.31%	0.25%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.65%	1.95%	0.31%	0.25%
Bloomberg 1-Year General Obligation Index†	2.08%	2.56%	1.16%	1.05%
Bloomberg 3-Year (2–4) Municipal Bond Index††	2.80%	1.90%	0.99%	1.14%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.13%	0.37%	0.30%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		2.13%	0.37%	0.30%
Bloomberg 1-Year General Obligation Index†		2.26%	1.17%	1.05%
Bloomberg 3-Year (2–4) Municipal Bond Index††		1.80%	1.06%	1.21%

DWS Short-Term Municipal Bond Fund	|	3

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
No Sales Charges	3.13%	2.90%	1.24%	1.16%
Bloomberg 1-Year General Obligation Index†	2.08%	2.56%	1.16%	1.05%
Bloomberg 3-Year (2–4) Municipal Bond Index††	2.80%	1.90%	0.99%	1.14%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
No Sales Charges		3.08%	1.28%	1.20%
Bloomberg 1-Year General Obligation Index†		2.26%	1.17%	1.05%
Bloomberg 3-Year (2–4) Municipal Bond Index††		1.80%	1.06%	1.21%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
No Sales Charges	3.16%	3.08%	1.34%	1.27%
Bloomberg 1-Year General Obligation Index†	2.08%	2.56%	1.16%	1.05%
Bloomberg 3-Year (2–4) Municipal Bond Index††	2.80%	1.90%	0.99%	1.14%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
No Sales Charges		3.16%	1.38%	1.30%
Bloomberg 1-Year General Obligation Index†		2.26%	1.17%	1.05%
Bloomberg 3-Year (2–4) Municipal Bond Index††		1.80%	1.06%	1.21%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2024 are 0.87%, 1.60%, 0.64% and 0.62% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
A portion of the Fund’s distributions may be subject to federal, state and local tax and the alternative minimum tax.

4	|	DWS Short-Term Municipal Bond Fund

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.25%. This results in a net initial investment of $9,775.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†
The Bloomberg 1-Year General Obligation Index is an unmanaged index including bonds with a minimum credit rating of Baa3, issued as part of a deal of at least $50 million, having an amount outstanding of at least $5 million, a maturity of one to two years, backed by the full faith and credit of an issuer with taxing power.

††	The Bloomberg 3-Year (2–4) Municipal Bond Index is an unmanaged subset of the Bloomberg Municipal Bond Index. It includes maturities of two to four years.
‡	Total returns shown for periods less than one year are not annualized.

DWS Short-Term Municipal Bond Fund	|	5

	Class A	Class C	Class S	Institutional Class
Net Asset Value
4/30/24	$9.74	$9.74	$9.73	$9.75
10/31/23	$9.59	$9.58	$9.57	$9.59
Distribution Information as of 4/30/24
Income Dividends, Six Months	$.13	$.09	$.14	$.14
April Income Dividend	$.0224	$.0164	$.0239	$.0244
SEC 30-day Yield‡‡	2.87%	2.19%	3.14%	3.19%
Tax Equivalent Yield‡‡	4.85%	3.70%	5.30%	5.39%
Current Annualized Distribution Rate‡‡	2.81%	2.05%	3.00%	3.05%

‡‡
The SEC yield is net investment income per share earned over the month ended
April 30, 2024, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC
yields would have been 2.71%, 2.04%, 2.99% and 3.02% for Class A, Class C, Class S
and Institutional Class shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 40.8%.
Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2024. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 2.65%, 1.90%, 2.85% and 2.88%
for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS Short-Term Municipal Bond Fund

Portfolio Management Team
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2014.
—Joined DWS in 1989.
—Co-Head of Municipal Bond Department.
—BS, Pennsylvania State University; MS, Boston College.
Patrick Gallagher, Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—Joined DWS in 2003. Prior to his current role, he served as a Municipal Quantitative Analyst in the Municipal Bond Department. Previously, he served as an Insurance Reporting Supervisor in the Insurance Asset Management business and as Investment Accountant in the Private Wealth Management Division.
—BA, Colby College.
Allyson McCann, Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2022.
—Joined DWS in 2022 with 14 years of industry experience.
—Prior to joining DWS, Allyson served as portfolio manager focused on separately managed accounts at Breckenridge Capital Advisors, Columbia Threadneedle Investments, and BNY Mellon.
—BSBA, Suffolk University; MBA, MsF, Northeastern University.

DWS Short-Term Municipal Bond Fund	|	7

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	4/30/24	10/31/23
Revenue Bonds	86%	81%
General Obligation Bonds	11%	13%
Lease Obligations	3%	4%
Variable Rate Demand Notes	0%	2%
	100%	100%

Interest Rate Sensitivity	4/30/24	10/31/23
Effective Maturity	2.1 years	2.2 years
Modified Duration to Worst	1.9 years	1.9 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.
Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	4/30/24	10/31/23
AAA	21%	14%
AA	34%	37%
A	31%	33%
BBB	8%	8%
BB	2%	1%
Not Rated	4%	7%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	4/30/24	10/31/23
Texas	12%	13%
New York	10%	12%
Pennsylvania	6%	5%
California	6%	11%
New Jersey	6%	4%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 45 for contact information.

8	|	DWS Short-Term Municipal Bond Fund

Investment Portfolioas of April 30, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
Alabama 4.5%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	665,000	667,039
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,885,000	2,881,050
Jefferson, AL, Sewer Revenue, 5.0%, 10/1/2026	1,500,000	1,547,986
Southeast Alabama, Energy Authority A Cooperative District, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	1,365,000	1,409,002
		6,505,077
Arizona 2.3%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 5.0%, 2/1/2027	200,000	208,602
Arizona, Industrial Development Authority, Revenue Bonds, TWG Glendale LP, 5.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2045	550,000	559,958
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 4.125%, Mandatory Put 3/31/2026 @ 100, 9/1/2032	250,000	247,662
Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, HonorHealth Obligated Group, Series D, 5.0%, 12/1/2027 (a)	1,150,000	1,201,673
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, AMT, 5.0%, 7/1/2025	1,000,000	1,013,704
		3,231,599
California 6.2%
California, Municipal Finance Authority, Aldersly Project, Series B, 4.0%, 11/15/2028	590,000	591,563
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125%, Mandatory Put 10/1/2025 @ 100, 10/1/2041, GTY: Waste Management Holdings	320,000	320,220
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 3.9% (b), 5/1/2024, LOC: Barclays Bank PLC	700,000	700,000
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0%, Mandatory Put 11/1/2026 @ 100, 5/1/2054	300,000	307,343
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	9

	Principal Amount ($)	Value ($)
California, State Infrastructure & Economic Development Bank Revenue:
1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,039,341
Series A, 144A, AMT, 3.95%, Mandatory Put 1/30/2025 @ 100, 1/1/2050	500,000	499,983
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,008,722
Series A, AMT, 5.0%, 6/30/2026	500,000	498,899
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 3.36% (b), 5/7/2024, LOC: Wells Fargo Bank NA	100,000	100,000
California State University, University Revenue, Series B-3, 3.125%, Mandatory Put 11/1/2026 @ 100, 11/1/2051	1,000,000	991,482
Los Angeles County, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2025	695,000	703,705
Los Angeles County, CA, Department of Water & Power System, Series E, 5.0%, 7/1/2025	1,000,000	1,020,467
San Jose City, CA, Multi Family Housing Revenue, Allied 1510 Parkmoor LP, Series F-2, 5.0%, Mandatory Put 6/1/2026 @ 100, 6/1/2027	1,000,000	1,023,362
		8,805,087
Colorado 1.8%
Denver City & County, CO, Airport System Revenue:
Series C, 5.0%, 11/15/2025	500,000	512,396
Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,061,647
		2,574,043
Connecticut 3.4%
Connecticut, State General Obligation, Series E, 5.0%, 11/15/2025	1,000,000	1,025,396
Connecticut, State Health & Educational Facilities Authority, Series A, 2.8%, Mandatory Put 2/10/2026 @ 100, 7/1/2048	1,500,000	1,468,312
Connecticut, State Health & Educational Facilities Authority, Yale University, Series A-3, 2.95%, Mandatory Put 7/1/2027 @ 100, 7/1/2049	1,000,000	981,782
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program:
Series C-1, 4.0%, 11/15/2047	340,000	336,843
Series A-4, MUNIPSA + 0.3%, 4.07% (c), Mandatory Put 11/15/2024 @ 100, 11/15/2050	345,000	344,350
The accompanying notes are an integral part of the financial statements.

10	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	270,000	267,462
Connecticut, State Special Tax Obligation Revenue, Series B, 5.0%, 7/1/2025	500,000	509,084
		4,933,229
District of Columbia 0.7%
District of Columbia, Housing Finance Agency, ECD Edgewood Commons 5 LP, 5.0%, Mandatory Put 6/1/2026 @ 100, 6/1/2027	1,000,000	1,014,240
Florida 3.4%
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	502,991
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	1,000,000	1,011,281
Florida, Duval County Public Schools, Series A, 5.0%, 7/1/2025, INS: AGMC	500,000	508,224
Hillsborough County, FL, Solid Waste & Resource Recovery Revenue, Series A, AMT, 5.0%, 9/1/2025	2,250,000	2,279,936
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Cypress Cove At Healthpark Florida, Inc., Series B2, 3.25%, 10/1/2026	435,000	417,973
Village, FL, Community Development District No. 13, Special Assessment Revenue, 2.625%, 5/1/2024	120,000	120,000
		4,840,405
Georgia 5.0%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,184,625
Georgia, Geo L Smith II Congress Center Authority, Convention Center Hotel First Tier Revenue, Series A, 2.375%, 1/1/2031	750,000	671,292
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series C, 4.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2050, GTY: Citigroup Global Markets	2,000,000	2,001,616
Georgia, Metropolitan Atlanta Rapid Transit Authority Revenue Bonds, Series C, 5.0%, 7/1/2026	1,700,000	1,763,214
Georgia, State Road & Tollway Authority, 5.0%, 6/1/2026	1,230,000	1,272,441
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875%, Mandatory Put 3/6/2026 @ 100, 10/1/2048	250,000	250,489
		7,143,677
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	11

	Principal Amount ($)	Value ($)
Illinois 3.6%
Chicago, Midway International Airport Revenue, Series B, 5.0%, 1/1/2026, INS: BAM	500,000	512,678
Chicago, O’Hare International Airport Revenue, Series C, AMT, 5.0%, 1/1/2025	850,000	854,376
Illinois, General Obligation, Series D, 5.0%, 11/1/2026	2,000,000	2,063,080
Illinois, State General Obligation:
Series B, 5.0%, 3/1/2025	770,000	776,559
Series C, 5.0%, 5/1/2025	1,000,000	1,010,847
		5,217,540
Indiana 0.5%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 4.07% (c), Mandatory Put 3/1/2027 @ 100, 3/1/2039	675,000	664,679
Kentucky 5.7%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., Project, Series A, 3.7%, 8/1/2027	750,000	740,649
Kentucky, Higher Education Student Loan Corp. Revenue, Taxable Asset Back Notes, “A1A” , Series 2021-1, 1.65%, 3/25/2051	570,391	507,529
Kentucky, State Public Energy Authority, Gas Supply Revenue:
Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049, GTY: BP Corp. North America, Inc.	1,435,000	1,434,546
Series A-1, 4.0%, Mandatory Put 6/1/2025 @ 100, 12/1/2049, GTY: Morgan Stanley	2,750,000	2,749,581
Louisville & Jefferson County, KY, Metropolitan Government Control Revenue, Louisville Gas & Celectric Co., Series B, AMT, 1.35%, 11/1/2027	3,000,000	2,681,866
		8,114,171
Louisiana 5.5%
Lake Charles, LA, Harbor & Terminal District Revenue, Big Lake Fuels LLC Project, AMT, 1.0%, Mandatory Put 12/1/2024 @ 100, 12/1/2051	3,000,000	2,942,236
Louisiana, Parish of St. John The Baptist LA, Series A-1, 4.05%, Mandatory Put 7/1/2026 @ 100, 6/1/2037	2,000,000	1,980,322
Louisiana, Public Facilities Authority, ElementUS Minerals LLC, 144A, 5.0%, Mandatory Put 11/1/2025 @ 100, 10/1/2043	3,000,000	3,014,519
		7,937,077
The accompanying notes are an integral part of the financial statements.

12	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Maryland 0.7%
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series B-2, 5.0%, Mandatory Put 7/1/2027 @ 100, 7/1/2045	1,000,000	1,034,684
Massachusetts 0.1%
Massachusetts, Educational Financing Authority Education Loan Revenue:
Series B, AMT, 2.0%, 7/1/2037	150,000	128,262
Series B, AMT, 2.625%, 7/1/2036	80,000	79,362
		207,624
Michigan 4.6%
Michigan, State Finance Authority Revenue, “A1A” , Series 2021-1, 1.3%, 7/25/2061	566,800	528,912
Michigan, State Finance Authority Revenue, Beaumont-Spectrum, Series C, MUNIPSA + 0.75%, 4.52% (c), Mandatory Put 4/15/2027 @ 100, 4/15/2047	1,750,000	1,750,360
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-1, 1.2%, Mandatory Put 4/13/2028 @ 100, 10/15/2038	1,250,000	1,104,235
Michigan, State Finance Authority, Trinity Health Corp. Obligated Group, Series A, 5.0%, 12/1/2026	2,000,000	2,075,122
Michigan, State Housing Development Authority Revenue, Clark Road Family Ltd. Dividend Housing Association LP, 4.5%, Mandatory Put 4/1/2026 @ 100, 12/1/2042	1,150,000	1,157,938
		6,616,567
Minnesota 1.0%
Minnesota, Municipal Gas Agency Commodity Supply Revenue, Series A, 4.0%, Mandatory Put 12/1/2027 @ 100, 12/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,500,000	1,503,311
Mississippi 0.3%
Lowndes County, MS, Solid Waste Disposal And Pollution Control Refunding Revenue Bonds, International Company Project, 2.65%, Mandatory Put 4/1/2027 @ 100, 4/1/2037, GTY: International Paper Co.	500,000	482,799
Missouri 1.0%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A” , Series 2021-1, 1.53%, 1/25/2061	1,154,190	977,747
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	13

	Principal Amount ($)	Value ($)
Missouri, Plaza At Noah’s Ark Community Improvement District:
3.0%, 5/1/2024	200,000	200,000
3.0%, 5/1/2025	225,000	221,034
		1,398,781
New Hampshire 1.1%
New Hampshire, State Housing Finance Authority Revenue, Series 1, 2.95%, 10/1/2025	1,540,000	1,508,520
New Jersey 5.9%
Camden, NJ, Multi Family Housing Revenue, Northgate I Apertments Project, 5.0%, Mandatory Put 3/1/2026 @ 100, 3/1/2027	1,000,000	1,016,630
New Jersey, State Economic Development Authority, Series SSS, 5.0%, 6/15/2026	1,500,000	1,542,575
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	182,800
New Jersey, State Higher Education Assistance:
Series A, AMT, 5.0%, 12/1/2025	575,000	583,683
Series B, AMT, 5.0%, 12/1/2025	1,000,000	1,015,102
New Jersey, State Turnpike Authority Revenue, Series A, 5.0%, 1/1/2027 (a)	2,000,000	2,078,974
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	1,979,956
		8,399,720
New Mexico 0.3%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I” , Series A-1, 4.0%, 1/1/2049	365,000	360,906
New York 10.0%
New Jersey, State Port Authority Revenue, Series 242, AMT, 5.0%, 12/1/2026	1,000,000	1,030,078
New York, Amherst Industrial Development Agency, Multi Family Housing Revenue, 3.9%, Mandatory Put 4/1/2025 @ 100, 4/1/2026	2,000,000	1,993,548
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, Series A, AMT, 5.0%, 1/1/2026	2,000,000	2,033,408
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series A, 1.125%, Mandatory Put 11/1/2024 @ 100, 5/1/2060	555,000	555,000
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Series F-2, 4.47%, 2/1/2027	3,000,000	2,950,737
New York, NY, General Obligation:
Series D, 5.0%, 8/1/2025	1,000,000	1,019,632
The accompanying notes are an integral part of the financial statements.

14	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Series F-4, 5.0%, Mandatory Put 12/1/2025 @ 100, 6/1/2044	2,000,000	2,022,169
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	324,633
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025	300,000	303,370
Series A, 5.0%, 9/1/2027	500,000	520,453
5.0%, 8/1/2028	1,000,000	1,019,082
Series A, 5.0%, 9/1/2028	500,000	528,925
		14,301,035
North Carolina 1.6%
North Carolina, General Obligation, Series A, 5.0%, 3/1/2026	2,045,000	2,107,455
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	250,000	247,462
		2,354,917
North Dakota 0.9%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program:
Series B, MUNIPSA + 0.2%, 3.97% (c), Mandatory Put 7/1/2024 @100, 1/1/2043	925,000	924,426
Series A, 4.0%, 7/1/2047	380,000	376,663
		1,301,089
Ohio 1.8%
Ohio, American Municipal Power, Inc., Prairie State Energy Campus Revenue, Series A, 5.0%, 2/15/2026	1,000,000	1,024,611
Ohio, Port of Greater Cincinnati Development Authority Revenue, Convention Center Hotel Acquisition And Demolition Project, 144A, 5.0%, 5/1/2025	1,500,000	1,499,946
		2,524,557
Pennsylvania 6.3%
Dauphin County, PA, General Authority, OPMC Obligated Group, Series A, 5.0%, 6/1/2026	650,000	664,401
Geisinger, PA, Authority Health System Revenue, Series B, 5.0%, Mandatory Put 2/15/2027 @ 100, 4/1/2043	1,000,000	1,029,865
Luzerne County, PA, General Obligation, Series A, 5.0%, 12/15/2026, INS: AGMC	1,000,000	1,037,250
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,047,529
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	15

	Principal Amount ($)	Value ($)
Pennsylvania, State Economic Development Financing Authority Revenue, Waste Management Inc., Series A-2, 4.6%, Mandatory Put 10/1/2026 @ 100, 10/1/2046, GTY: Waste Management Holdings	2,000,000	2,026,259
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	160,000	158,982
Series 122, AMT, 4.0%, 10/1/2046	1,100,000	1,090,974
Pittsburgh & Allegheny Counties, PA, Sports & Exhibition Authority Revenue, Series B, 5.0%, 2/1/2029, INS: AGMC	875,000	944,293
		8,999,553
South Carolina 0.6%
South Carolina, State Jobs-Economic Development Authority Revenue, International Paper Co., Series A, AMT, 4.0%, Mandatory Put 4/1/2026 @ 100, 4/1/2033, GTY: International Paper Co.	850,000	850,131
South Dakota 0.4%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series B, 4.0%, 11/1/2047	555,000	550,137
Tennessee 0.4%
Johnson City, TN, Johnson City Health & Educational Facilities Board, Ballad Health Obligated Group, Series A, 5.0%, 7/1/2025	500,000	504,238
Texas 12.1%
Dallas City, TX, General Obligation, Series B, 5.0%, 2/15/2027	2,500,000	2,619,003
Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds, Series B, 0.875%, Mandatory Put 8/1/2025 @ 100, 8/1/2050	385,000	370,206
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2025	500,000	505,372
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,024,537
Series A, AMT, 5.0%, 7/1/2026, INS: AGMC	865,000	888,036
Series C, AMT, 5.0%, 7/1/2026	2,500,000	2,561,343
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	1,789,254
New Hope, TX, Cultural Education Facilities Finance Corporation, Retirement Facility Revenue, Outlook at Windhaven Project, Series B3, 4.25%, 10/1/2026	2,000,000	1,982,311
North Texas, Tollway Authority Revenue, Series A, 5.0%, 1/1/2026	2,000,000	2,051,690
The accompanying notes are an integral part of the financial statements.

16	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Texas, Clear Creek Independent School District, General Obligation, 3.6%, Mandatory Put 8/15/2025 @ 100, 2/15/2035	1,000,000	998,000
Texas, Dallas Fort Worth International Airport Revenue, Series B, 5.0%, 11/1/2025	2,000,000	2,042,569
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029, GTY: Macquarie Group Ltd.	500,000	518,426
		17,350,747
Utah 0.4%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2026	500,000	511,537
Virginia 4.0%
Louisa, VA, Industrial Development Authority, Pollution Control Revenue, Virginia Electric And Power Company Project, Series C, 1.65%, Mandatory Put 5/31/2024 @ 100, 11/1/2035	950,000	947,284
Peninsula, VA, Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, Series 2003, 3.8%, Mandatory Put 10/1/2024 @ 100, 10/1/2033	750,000	746,377
Virginia, Housing Development Authority, Series E2, 3.9%, Mandatory Put 7/1/2025 @ 100, 7/1/2055	3,000,000	2,983,084
Virginia, Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo., LLC Project, AMT, 4.0%, 7/1/2029	1,000,000	1,008,590
		5,685,335
Washington 1.2%
King County, WA, Junior Lien Sewer Revenue, Series A, MUNIPSA + 0.23%, 4.0% (c), Mandatory Put 1/1/2027 @ 100, 1/1/2040	1,155,000	1,143,293
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, MUNIPSA + 0.25%, 4.02% (c), Mandatory Put 11/1/2026 @ 100, 5/1/2045	355,000	346,483
Washington, State Housing Finance Commission, Emerald Heights, Series B-1, 4.75%, 7/1/2027	245,000	245,013
		1,734,789
West Virginia 0.7%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,000,000	995,072
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	17

	Principal Amount ($)	Value ($)
Wisconsin 1.7%
Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group:
Series B-2, 5.0%, Mandatory Put 6/24/2026 @ 100, 8/15/2054	1,000,000	1,022,199
Series C-3, 5.0%, Mandatory Put 6/24/2026 @ 100, 8/15/2054	1,000,000	1,022,200
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	385,000	379,099
		2,423,498
Total Municipal Investments (Cost $145,082,531)		142,580,371
Government & Agency Obligations 1.4%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.0%, 1/15/2027 (Cost $1,991,130)	2,000,000	1,953,984

	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 3.42% (d) (Cost $14,985)	14,983	14,985

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $147,088,646)	101.1	144,549,340
Other Assets and Liabilities, Net	(1.1)	(1,563,202)
Net Assets	100.0	142,986,138

(a)	When-issued security.
(b)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of April 30, 2024. Date shown reflects the earlier of demand date or stated maturity date.

The accompanying notes are an integral part of the financial statements.

18	|	DWS Short-Term Municipal Bond Fund

(c)
Variable or floating rate security. These securities are shown at their current rate as of
April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$142,580,371	$—	$142,580,371
Government & Agency Obligations	—	1,953,984	—	1,953,984
Open-End Investment Companies	14,985	—	—	14,985
Total	$14,985	$144,534,355	$—	$144,549,340

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	19

Statement of Assets and Liabilities
as of April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (cost $147,088,646)	$144,549,340
Receivable for investments sold	827,296
Receivable for Fund shares sold	6,800
Interest receivable	1,722,596
Other assets	37,885
Total assets	147,143,917
Liabilities
Payable for investments purchased — when-issued securities	3,302,803
Payable for Fund shares redeemed	636,181
Distributions payable	69,143
Accrued management fee	16,036
Accrued Trustees' fees	2,833
Other accrued expenses and payables	130,783
Total liabilities	4,157,779
Net assets, at value	$142,986,138
Net Assets Consist of
Distributable earnings (loss)	(6,815,552)
Paid-in capital	149,801,690
Net assets, at value	$142,986,138
The accompanying notes are an integral part of the financial statements.

20	|	DWS Short-Term Municipal Bond Fund

Statement of Assets and Liabilities as of April 30, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($59,396,981 ÷ 6,096,134 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.74
Maximum offering price per share (100 ÷ 97.75 of $9.74)	$9.96
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,178,883 ÷ 121,049 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.74
Class S
Net Asset Value, offering and redemption price per share ($14,432,936 ÷ 1,483,376 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.73
Institutional Class
Net Asset Value, offering and redemption price per share ($67,977,338 ÷ 6,974,839 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.75
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	21

Statement of Operations
for the six months ended April 30, 2024 (Unaudited)

Investment Income
Income:
Interest	$2,403,743
Expenses:
Management fee	224,515
Administration fee	72,593
Services to shareholders	75,559
Distribution and service fees	86,255
Custodian fee	413
Professional fees	34,270
Reports to shareholders	15,285
Registration fees	35,337
Trustees' fees and expenses	4,426
Other	12,110
Total expenses before expense reductions	560,763
Expense reductions	(140,148)
Total expenses after expense reductions	420,615
Net investment income	1,983,128
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(140,820)
Change in net unrealized appreciation (depreciation) on investments	2,797,826
Net gain (loss)	2,657,006
Net increase (decrease) in net assets resulting from operations	$4,640,134
The accompanying notes are an integral part of the financial statements.

22	|	DWS Short-Term Municipal Bond Fund

Statements of Changes in Net Assets
	Six Months Ended April 30, 2024	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$1,983,128	$4,099,828
Net realized gain (loss)	(140,820)	(1,208,363)
Change in net unrealized appreciation (depreciation)	2,797,826	3,014,648
Net increase (decrease) in net assets resulting from operations	4,640,134	5,906,113
Distributions to shareholders:
Class A	(855,803)	(1,908,304)
Class C	(12,197)	(25,079)
Class S	(224,489)	(495,107)
Institutional Class	(1,008,036)	(1,921,886)
Total distributions	(2,100,525)	(4,350,376)
Fund share transactions:
Proceeds from shares sold	19,983,935	42,489,669
Reinvestment of distributions	1,866,518	3,889,532
Payments for shares redeemed	(34,737,088)	(90,687,178)
Net increase (decrease) in net assets from Fund share transactions	(12,886,635)	(44,307,977)
Increase (decrease) in net assets	(10,347,026)	(42,752,240)
Net assets at beginning of period	153,333,164	196,085,404
Net assets at end of period	$142,986,138	$153,333,164

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	23

Financial Highlights
DWS Short-Term Municipal Bond Fund — Class A
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.59	$9.54	$10.16	$10.21	$10.15	$9.93
Income (loss) from investment operations:
Net investment income[a]	.12	.22	.11	.08	.11	.15
Net realized and unrealized gain (loss)	.16	.06	(.59 )	.01	.09	.23
Total from investment operations	.28	.28	(.48 )	.09	.20	.38
Less distributions from:
Net investment income	(.13 )	(.23 )	(.12 )	(.09 )	(.12 )	(.16 )
Net realized gains	—	—	(.02 )	(.05 )	(.02 )	—
Total distributions	(.13 )	(.23 )	(.14 )	(.14 )	(.14 )	(.16 )
Net asset value, end of period	$9.74	$9.59	$9.54	$10.16	$10.21	$10.15
Total Return (%)[b,c]	2.92 *	2.98	(4.72)	.84	2.00	3.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	59	69	88	126	145	180
Ratio of expenses before expense reductions (%)	.88 **	.87	.82	.79	.79	.91
Ratio of expenses after expense reductions (%)	.69 **	.68	.69	.74	.72	.72
Ratio of net investment income (%)	2.52 **	2.26	1.07	.79	1.13	1.54
Portfolio turnover rate (%)	40 *	86	112	105	88	109

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS Short-Term Municipal Bond Fund

DWS Short-Term Municipal Bond Fund — Class C
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.58	$9.53	$10.16	$10.21	$10.15	$9.93
Income (loss) from investment operations:
Net investment income[a]	.09	.15	.03	.01	.04	.08
Net realized and unrealized gain (loss)	.16	.06	(.60 )	.00 *	.09	.22
Total from investment operations	.25	.21	(.57 )	.01	.13	.30
Less distributions from:
Net investment income	(.09 )	(.16 )	(.04 )	(.01 )	(.05 )	(.08 )
Net realized gains	—	—	(.02 )	(.05 )	(.02 )	—
Total distributions	(.09 )	(.16 )	(.06 )	(.06 )	(.07 )	(.08 )
Net asset value, end of period	$9.74	$9.58	$9.53	$10.16	$10.21	$10.15
Total Return (%)[b,c]	2.65 **	2.21	(5.54)	.10	1.24	3.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	2	3	5
Ratio of expenses before expense reductions (%)	1.61 ***	1.60	1.55	1.55	1.55	1.70
Ratio of expenses after expense reductions (%)	1.44 ***	1.43	1.44	1.49	1.47	1.47
Ratio of net investment income (%)	1.77 ***	1.52	.30	.07	.38	.85
Portfolio turnover rate (%)	40 **	86	112	105	88	109

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	25

DWS Short-Term Municipal Bond Fund — Class S
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.57	$9.53	$10.15	$10.19	$10.13	$9.92
Income (loss) from investment operations:
Net investment income[a]	.13	.23	.12	.10	.13	.17
Net realized and unrealized gain (loss)	.17	.06	(.59 )	.02	.09	.21
Total from investment operations	.30	.29	(.47 )	.12	.22	.38
Less distributions from:
Net investment income	(.14 )	(.25 )	(.13 )	(.11 )	(.14 )	(.17 )
Net realized gains	—	—	(.02 )	(.05 )	(.02 )	—
Total distributions	(.14 )	(.25 )	(.15 )	(.16 )	(.16 )	(.17 )
Net asset value, end of period	$9.73	$9.57	$9.53	$10.15	$10.19	$10.13
Total Return (%)[b]	3.13 *	3.03	(4.59)	1.10	2.15	3.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	17	24	48	49	51
Ratio of expenses before expense reductions (%)	.66 **	.64	.61	.60	.65	.75
Ratio of expenses after expense reductions (%)	.50 **	.53	.54	.58	.57	.57
Ratio of net investment income (%)	2.71 **	2.41	1.19	.95	1.27	1.72
Portfolio turnover rate (%)	40 *	86	112	105	88	109

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

26	|	DWS Short-Term Municipal Bond Fund

DWS Short-Term Municipal Bond Fund — Institutional Class
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.59	$9.54	$10.16	$10.21	$10.15	$9.93
Income (loss) from investment operations:
Net investment income[a]	.13	.24	.13	.11	.14	.18
Net realized and unrealized gain (loss)	.17	.07	(.59 )	.01	.09	.22
Total from investment operations	.30	.31	(.46 )	.12	.23	.40
Less distributions from:
Net investment income	(.14 )	(.26 )	(.14 )	(.12 )	(.15 )	(.18 )
Net realized gains	—	—	(.02 )	(.05 )	(.02 )	—
Total distributions	(.14 )	(.26 )	(.16 )	(.17 )	(.17 )	(.18 )
Net asset value, end of period	$9.75	$9.59	$9.54	$10.16	$10.21	$10.15
Total Return (%)[b]	3.16 *	3.24	(4.49)	1.09	2.26	4.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	68	66	82	111	125	94
Ratio of expenses before expense reductions (%)	.63 **	.62	.57	.56	.55	.69
Ratio of expenses after expense reductions (%)	.44 **	.43	.44	.49	.47	.48
Ratio of net investment income (%)	2.77 **	2.51	1.33	1.04	1.37	1.79
Portfolio turnover rate (%)	40 *	86	112	105	88	109

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	27

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Short-Term Municipal Bond Fund (the “Fund” ) is a diversified series of Deutsche DWS Municipal Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund

28	|	DWS Short-Term Municipal Bond Fund

pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Preferred shares of closed-end investment companies held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of

DWS Short-Term Municipal Bond Fund	|	29

the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At October 31, 2023, the Fund had net tax basis capital loss carryforwards of $3,499,571, including short-term losses ($664,724) and long-term losses ($2,834,847), which may be applied against realized net taxable capital gains indefinitely.
At April 30, 2024, the aggregate cost of investments for federal income tax purposes was $147,607,468. The net unrealized depreciation for all investments based on tax cost was $3,058,128. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $211,752 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,269,880.
The Fund has reviewed the tax positions for the open tax years as of October 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

30	|	DWS Short-Term Municipal Bond Fund

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the six months ended April 30, 2024, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$58,183,012	$71,642,110
U.S. Treasury Obligations	$1,990,397	$—

DWS Short-Term Municipal Bond Fund	|	31

C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.300%
Next $500 million of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $2.0 billion of such net assets	.255%
Accordingly, for the six months ended April 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.30% of the Fund’s average daily net assets.
For the period from November 1, 2023 through January 31, 2024 (through January 31, 2025 for Class S shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.68%
Class C	1.43%
Class S	.50%
Institutional Class	.43%
Effective February 1, 2024 through January 31, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary

32	|	DWS Short-Term Municipal Bond Fund

expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of certain classes as follows:
Class A	.70%
Class C	1.45%
Institutional Class	.45%
For the six months ended April 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$61,961
Class C	1,093
Class S	12,543
Institutional Class	64,551
$140,148
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2024, the Administration Fee was $72,593, of which $11,514 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2024
Class A	$1,031	$415
Class C	140	44
Class S	1,092	378
Institutional Class	277	100
	$2,540	$937
In addition, for the six months ended April 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided

DWS Short-Term Municipal Bond Fund	|	33

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$30,743
Class C	361
Class S	8,793
Institutional Class	32,030
$71,927
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2024
Class C	$4,744	$735
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2024	Annualized Rate
Class A	$79,933	$21,259.25%
Class C	1,578	886.25%
	$81,511	$22,145
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2024 aggregated $91.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2024, there was

34	|	DWS Short-Term Municipal Bond Fund

no CDSC for Class C Shares. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $645, of which $305 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended April 30, 2024, the Fund engaged in securities purchases of $19,975,000 and securities sales of $27,625,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2024.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	265,892	$2,597,215	988,900	$9,550,859
Class C	20,697	201,726	64,379	622,637
Class S	138,568	1,343,813	174,711	1,686,210
Institutional Class	1,622,482	15,841,181	3,160,323	30,629,963
		$19,983,935		$42,489,669

DWS Short-Term Municipal Bond Fund	|	35

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	80,592	$787,233	180,966	$1,752,791
Class C	1,243	12,139	2,578	24,963
Class S	21,488	209,643	47,824	462,568
Institutional Class	87,728	857,503	170,209	1,649,210
		$1,866,518		$3,889,532
Shares redeemed
Class A	(1,463,697)	$(14,283,674)	(3,227,382)	$(31,336,423)
Class C	(37,145)	(362,480)	(63,912)	(619,156)
Class S	(482,140)	(4,698,321)	(971,636)	(9,397,385)
Institutional Class	(1,575,668)	(15,392,613)	(5,089,882)	(49,334,214)
		$(34,737,088)		$(90,687,178)
Net increase (decrease)
Class A	(1,117,213)	$(10,899,226)	(2,057,516)	$(20,032,773)
Class C	(15,205)	(148,615)	3,045	28,444
Class S	(322,084)	(3,144,865)	(749,101)	(7,248,607)
Institutional Class	134,542	1,306,071	(1,759,350)	(17,055,041)
		$(12,886,635)		$(44,307,977)

36	|	DWS Short-Term Municipal Bond Fund

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

DWS Short-Term Municipal Bond Fund —	|	37

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2023 to April 30, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

38	|	DWS Short-Term Municipal Bond Fund

Expenses and Value of a $1,000 Investment
For the six months ended April 30, 2024 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/24	$1,029.20	$1,026.50	$1,031.30	$1,031.60
Expenses Paid per $1,000*	$3.48	$7.26	$2.53	$2.22
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/24	$1,021.43	$1,017.70	$1,022.38	$1,022.68
Expenses Paid per $1,000*	$3.47	$7.22	$2.51	$2.21

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Short-Term Municipal Bond Fund	.69%	1.44%	.50%	.44%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Short-Term Municipal Bond Fund	|	39

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2024, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period” ). During the Reporting Period, your Fund was invested mainly in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

40	|	DWS Short-Term Municipal Bond Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Short-Term Municipal Bond Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

DWS Short-Term Municipal Bond Fund	|	41

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

42	|	DWS Short-Term Municipal Bond Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were below the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall

DWS Short-Term Municipal Bond Fund	|	43

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

44	|	DWS Short-Term Municipal Bond Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Short-Term Municipal Bond Fund	|	45

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SRMAX	SRMCX	SRMSX	MGSMX
CUSIP Number	25158T 863	25158T 889	25158T 806	25158T 830
Fund Number	436	736	2336	536

46	|	DWS Short-Term Municipal Bond Fund

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DSTMBF-3
(R-027575-14 6/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/28/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/28/2024